Share Capital - Summary of Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2018 £ / shares
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2021	6,768,894	4,302,617	4,718,302
Options granted	2,259,153	3,178,216	4,722,281
Options forfeited	(563,541)	(52,525)	(2,899,801)
Options exercised	(411,807)	(659,414)	(2,238,165)
At December 31, 2021	8,052,699	6,768,894	4,302,617
Weighted average Exercise price (£) | £ / shares	£ 329.74	£ 226.83	£ 102.46		£ 70.17
Weighted average years to expiry date	8 years 3 months 21 days
Options Issued in 2013
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2021	10,000
Options exercised	(10,000)
At December 31, 2021		10,000
Year of issue	2013
Weighted average Exercise price (£) | (per share)	£ 1.06			$ 1.43
Weighted average years to expiry date	1 year 6 months 14 days
Options Issued in 2014
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2021	21,000
Options exercised	(9,000)
At December 31, 2021	12,000	21,000
Year of issue	2014
Weighted average Exercise price (£) | (per share)	£ 1.06			1.43
Weighted average years to expiry date	2 years 5 months 15 days
Options Issued in 2015
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2021	16,000
Options exercised	(6,000)
At December 31, 2021	10,000	16,000
Year of issue	2015
Weighted average Exercise price (£) | (per share)	£ 1.06			1.43
Weighted average years to expiry date	3 years 6 months 7 days
Options Issued in 2016
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2021	60,215
Options exercised	(720)
At December 31, 2021	59,495	60,215
Year of issue	2016
Weighted average Exercise price (£) | (per share)	£ 1.21			1.64
Weighted average years to expiry date	4 years 4 months 13 days
Options Issued in 2017
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2021	171,500
Options exercised	(32,780)
At December 31, 2021	138,720	171,500
Year of issue	2017
Weighted average Exercise price (£) | (per share)	£ 1.77			2.38
Weighted average years to expiry date	5 years 9 months
Options Issued in 2018
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2021	223,766
Options forfeited	(13,068)
At December 31, 2021	210,698	223,766
Year of issue	2018
Weighted average Exercise price (£) | (per share)	£ 0.05			0.07
Weighted average years to expiry date	6 years 3 months 25 days
Options Issued in 2019
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2021	3,109,337
Options forfeited	(466,250)
Options exercised	(353,307)
At December 31, 2021	2,289,780	3,109,337
Year of issue	2019
Weighted average Exercise price (£) | (per share)	£ 1.20			1.62
Weighted average years to expiry date	7 years 8 months 23 days
Options Issued in 2020
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2021	3,157,076
Options forfeited	(37,007)
At December 31, 2021	3,120,069	3,157,076
Year of issue	2020
Weighted average Exercise price (£) | (per share)	£ 3.57			4.82
Weighted average years to expiry date	7 years 10 months 28 days
Options Issued in 2021
Disclosure Of Classes Of Share Capital [Line Items]
Options granted	2,259,153
Options forfeited	(47,216)
At December 31, 2021	2,211,937
Year of issue	2021
Weighted average Exercise price (£) | (per share)	£ 5.54			$ 7.48
Weighted average years to expiry date	9 years 3 months 10 days